VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities	The consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations, or are not considered a business, were as follows:

at December 31
(millions of Canadian $)	2021	2020

ASSETS
Current Assets
Cash and cash equivalents	72	254
Accounts receivable	70	61
Inventories	28	26
Other current assets	13	11
	183	352
Plant, Property and Equipment	3,672	3,325
Equity Investments	890	714
Goodwill	421	424
Other Long-Term Assets	—	8
	5,166	4,823
LIABILITIES
Current Liabilities
Accounts payable and other	232	109
Redeemable non-controlling interest	—	633
Accrued interest	17	21
Current portion of long-term debt	29	579
	278	1,342
Regulatory Liabilities	66	60
Other Long-Term Liabilities	1	11
Deferred Income Tax Liabilities	13	12
Long-Term Debt	2,025	2,468
	2,383	3,893
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs were as follows:

at December 31
(millions of Canadian $)	2021	2020

Balance sheet
Loan receivable from affiliate (Note 11)	1	—
Equity investments
Bruce Power	4,493	3,306
Pipeline equity investments and other[1]	1,605	1,371
Long-term loan receivable from affiliate (Note 11)	238	—
Off-balance sheet[2]
Coastal GasLink[3]	3,037	1,107
Bruce Power	974	1,183
Pipeline equity investments[1]	171	399
Maximum exposure to loss	10,519	7,366
1On November 30, 2021, TC Energy sold its remaining 15 per cent equity interest in Northern Courier. Refer to Note 28, Acquisitions and dispositions, for additional information.
2Includes maximum potential exposure to guarantees and future funding commitments.
3Represents the total capacity of $3,275 million committed under a subordinated loan agreement with Coastal GasLink LP less the $238 million balance outstanding under this loan agreement as at December 31, 2021. Refer to Note 11, Loans receivable from affiliates, for additional information.